Summary of significant accounting policies - Fair value measurements (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair value measurements
Short-term investments		¥ 78,462
Recurring
Fair value measurements
Short-term investments		78,462
Restricted cash, time deposit and investment (Note 6)	¥ 38,200
Level 2 | Recurring
Fair value measurements
Short-term investments		¥ 78,462
Restricted cash, time deposit and investment (Note 6)	¥ 38,200